FINANCIAL INSTRUMENTS - Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	£ 200,228	£ 199,408
Loans and advances to banks	1,411	1,032
Reverse repurchase agreements - non-trading	11,405	10,338
Other financial assets at amortised cost	3,718	3,408
Deposits by customers	181,546	180,967
Deposits by banks	11,907	13,993
Repurchase agreements - non-trading	7,590	8,617
Debt securities in issue	42,202	35,673
Subordinated liabilities	2,348	2,385
Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	245,593	241,635
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	216,762	214,186
Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	181,546	180,967
Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	11,907	13,993
Repurchase agreements - non-trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non-trading	7,590	8,617
Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	42,202	35,673
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,348	2,385
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	200,228	199,408
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,411	1,032
Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non-trading	11,405	10,338
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	3,718	3,408
Fair value | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	246,984	241,677
Fair value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	216,420	212,940
Fair value | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	182,136	180,467
Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	11,908	13,973
Fair value | Repurchase agreements - non-trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non-trading	7,598	8,622
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	42,577	35,854
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,765	2,761
Fair value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	200,105	198,376
Fair value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,411	1,032
Fair value | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non-trading	11,413	10,342
Fair value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	£ 3,491	£ 3,190